S000010023 [Member] Investment Strategy - The Missouri Tax-Free Intermediate Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
•
Security Types: Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase), in Missouri municipal bonds, the income from which, in the opinion of bond counsel, is exempt from regular federal income taxes, federal alternative minimum taxes and Missouri taxes. Alternatively, at least 80% of the Fund’s distributed income must be exempt from such taxes. In addition to obligations issued by the State of Missouri and its subdivisions, authorities, instrumentalities and agencies, the Fund may also invest in obligations issued by U.S. territories, commonwealths and possessions (such as Puerto Rico, the U.S. Virgin Islands and Guam) that pay interest that is exempt from federal and Missouri income tax. The Fund’s 80% investment strategy is fundamental–meaning that it can be changed only by the holders of a majority of the outstanding voting securities of the Fund.

•	The Fund seeks to maximize the proportion of its dividends that are exempt from both federal and Missouri income tax.
•	The Fund strives to minimize net realized capital gains.
•
Credit Quality: Except as described below, the municipal securities in which the Fund invests will be rated investment grade (e.g., in the top four credit-rating categories) at the time of purchase by at least one nationally recognized statistical rating organization, or if unrated will be deemed by the Adviser to be of comparable quality to investment grade municipal securities. The Fund may invest up to 10% of its total assets in such unrated securities. The Fund may invest up to 5% of its total assets in high yield (non‑investment grade) securities known as junk bonds. Subsequent to purchase, the Fund’s municipal securities may be downgraded below investment grade or may be deemed by the Adviser to be no longer comparable to investment grade securities. The Adviser will consider such an event in determining whether the Fund should continue to hold the security, except that the Fund may not hold more than 5% of its total assets in high yield (non‑investment grade) securities.

•
Maturity Distribution: The Fund actively manages maturities to take advantage of changes in interest rates. Under normal market conditions, the average weighted maturity of the Fund’s portfolio securities will be five to twelve years.